Cumulative Credit Impairments on Fixed-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 241
Additions for credit impairments recognized on:
Securities not previously impaired	0	0
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)		241
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(241)
Ending Balance		$ 241